ACQUISITIONS - China Wind Facility (Details) - China Wind Facility ¥ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2019 USD ($) MW	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥) MW
Disclosure of detailed information about business combination [line items]
Wind power capacity | MW	200		200
Consideration transferred, acquisition-date fair value	$ 160		¥ 1,140
Percentage of economic interest	25.00%		25.00%
Percentage of voting equity interests acquired	100.00%		100.00%
Acquisition costs (less than)	$ 1
Revenue of acquirees as if combination occurred at beginning of period		$ 44